Net Income (Loss) Per Common Share (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of the numerator and denominator used in computing basic and diluted net loss per common share
Net income (loss) attributable to Snap Interactive Inc. shareholders	$ 302,306	$ 121,185	$ (3,727,553)	$ (50,328)	$ (1,593,173)	$ (1,167,070)
Net income (loss) allocated to participating securities	35,591	1,739
Net income (loss) attributable to Snap Interactive Inc. common shareholders – basic	$ 266,715	$ 119,446	$ (3,727,553)	$ (50,328)
Average number of common shares outstanding – basic	38,593,304	37,718,256	38,584,641	37,484,089	37,619,208	33,053,030
Dilutive effect of equity awards	1,091,830	4,605,714
Average number of common shares outstanding – diluted	39,685,134	42,323,970	38,584,641	37,484,089	37,619,208	33,053,030
Net income (loss) per common share attributable to Snap Interactive, Inc. common shareholders:
Basic	$ 0.01	$ 0.00	$ (0.10)	$ 0.00	$ (0.04)	$ (0.04)
Diluted	$ 0.01	$ 0.00	$ (0.10)	$ 0.00	$ (0.04)	$ (0.04)